SHAREHOLDERS' EQUITY (Schedule of Intrinsic and Fair Values of Options Exercised) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
The intrinsic value of options exercised	$ 15,374	$ 3,680	$ 42
The fair value of options exercised	$ 3,721	$ 2,661	$ 158